Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
REVENUES
Revenues		$ 98,722,907	$ 50,905,030
Revenues, a related party		214	675
TOTAL REVENUES		98,723,121	50,905,705
COST OF REVENUES
Cost of revenues		(82,564,733)	(36,579,493)
Cost of revenues, related parties		(5,319,134)	(7,308,820)
TOTAL COST OF REVENUES		(87,883,867)	(43,888,313)
GROSS PROFIT		10,839,254	7,017,392
OPERATING EXPENSES
Selling and marketing		(2,600,658)	(1,219,251)
General and administrative		(14,864,330)	(6,878,939)
Provision for doubtful accounts
Total operating expenses		(17,464,988)	(8,098,190)
LOSS FROM OPERATIONS		(6,625,734)	(1,080,798)
OTHER INCOME (EXPENSE)
Other income, net		1,239,940	356,921
Interest expense, net		(1,519,193)	(359,624)
Change in fair value of contingent consideration for acquisition		78,906	270,615
Change in fair value of investment in convertible notes		(82,796)
Change in fair value of derivative asset and derivative liabilities		1,135,647
TOTAL OTHER INCOME, NET		852,504	267,912
LOSS BEFORE INCOME TAXES		(5,773,230)	(812,886)
INCOME TAXES BENEFIT		221,072	10,444
NET LOSS		(5,552,158)	(802,442)
Less: net loss attributable to non-controlling interests		(453,301)	(290,155)
NET LOSS ATTRIBUTABLE TO GCL GLOBAL HOLDINGS LTD’S SHAREHOLDERS		(5,098,857)	(512,287)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustments		(489,725)	(12,492)
COMPREHENSIVE LOSS		(6,041,883)	(814,934)
Less: total comprehensive loss attributable to noncontrolling interests		(477,173)	(292,178)
Total comprehensive loss attributable to GCL Global Holdings Ltd’s shareholders		$ (5,564,710)	$ (522,756)
LOSS PER SHARE - BASIC, ORDINARY SHARES (in Dollars per share)		$ (0.04)	$ 0
LOSS PER SHARE - DILUTED, ORDINARY SHARES (in Dollars per share)		$ (0.04)	$ 0
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING*
Basic (in Shares)	[1]	122,069,309	105,054,995
Diluted (in Shares)	[1]	122,069,309	105,054,995

[1]	Giving retroactive effect to reverse recapitalization effected on February 13, 2025.